Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Goodwill	€ 1,862.9	€ 1,861.0
Intangibles	2,084.0	2,087.2
Property, plant and equipment	419.3	348.8
Other receivables	2.3	2.6
Derivative financial instruments	26.4	35.7
Deferred tax assets	77.2	68.7
Total non-current assets	4,472.1	4,404.0
Current assets
Cash and cash equivalents	719.8	327.6
Inventories	344.7	342.5
Trade and other receivables	190.3	173.9
Indemnification assets	35.4	79.4
Derivative financial instruments	7.9	13.4
Total current assets	1,298.1	936.8
Total assets	5,770.2	5,340.8
Current liabilities
Trade and other payables	519.0	571.6
Current tax payable	206.9	201.2
Provisions	39.1	44.3
Loans and borrowings	26.2	21.4
Derivative financial instruments	0.8	1.5
Total current liabilities	792.0	840.0
Non-current liabilities
Loans and borrowings	1,836.0	1,742.9
Employee benefits	231.1	200.6
Trade and other payables	0.0	1.3
Provisions	5.9	69.4
Derivative financial instruments	43.0	35.4
Deferred tax liabilities	394.6	392.1
Total non-current liabilities	2,510.6	2,441.7
Total liabilities	3,302.6	3,281.7
Net assets	2,467.6	2,059.1
Equity attributable to equity holders
Share capital	0.0	0.0
Capital reserve	2,094.9	1,748.5
Share based compensation reserve	15.0	9.4
Founder Preferred Shares Dividend reserve	370.1	372.6
Translation reserve	86.5	88.8
Cash flow hedging reserve	(6.3)	8.5
Accumulated deficit reserve	(91.5)	(167.9)
Total equity	2,468.7	2,059.9
Non-controlling interests	(1.1)	(0.8)
Equity	€ 2,467.6	€ 2,059.1